Retirement Plans (Net Periodic Pension Expense For Qualified And Nonqualified U.S. Defined Benefit Plans) (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Curtailments							$ 1
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					$ 158	$ 161	145
Interest cost					580	597	600
Expected return on plan assets					(815)	(783)	(762)
Amortization of Gains (Losses)					400	428	374
Amortization of prior service cost					41	43	30
Recognized Net Gain (Loss) Due to Curtailments					0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		$ 3	$ 3	$ 439	445	15	0
Net periodic pension expense (a)	[1]				809	461	387
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					4	6	5
Interest cost					9	10	13
Expected return on plan assets					(10)	(11)	(14)
Amortization of Gains (Losses)					1	1	0
Amortization of prior service cost					0	0	0
Recognized Net Gain (Loss) Due to Curtailments					0	0	(4)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements					0	0	0
Net periodic pension expense (a)	[1]				$ 4	$ 6	$ 0

[1]	Excludes $1 million in curtailments in 2014 related to the pension freeze remeasurement that were recorded in restructuring and other charges.